UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08071

Lazard Retirement Series, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2023

Item 1. Schedule of Investments.

Description	Shares	Fair Value
Lazard Retirement Emerging Markets Equity Portfolio
Common Stocks | 97.0%
Brazil | 11.8%
Banco do Brasil SA	739,502	$6,941,084
BB Seguridade Participacoes SA	1,199,400	7,447,110
CCR SA	1,748,450	4,483,696
Engie Brasil Energia SA	320,898	2,644,916
Petroleo Brasileiro SA ADR	511,623	7,669,229
Vale SA ADR	279,527	3,745,662
Vibra Energia SA	841,000	3,165,535
		36,097,232
Chile | 1.0%
Sociedad Quimica y Minera de Chile SA ADR	52,449	3,129,632
China | 23.3%
Anhui Conch Cement Co. Ltd., Class H	1,413,375	3,738,100
China Construction Bank Corp., Class H	15,289,038	8,614,824
China Medical System Holdings Ltd.	1,684,000	2,539,686
China Merchants Bank Co. Ltd., Class H	977,737	4,056,604
China Shenhua Energy Co. Ltd., Class H	709,275	2,300,665
China Vanke Co. Ltd., Class H	1,970,294	2,152,115
ENN Natural Gas Co. Ltd., Class A	1,028,896	2,455,062
Gree Electric Appliances, Inc. of Zhuhai, Class A	935,398	4,652,451
Hengan International Group Co. Ltd.	1,147,027	3,660,055
Huayu Automotive Systems Co. Ltd., Class A	1,362,596	3,503,909
Lenovo Group Ltd.	6,666,000	6,697,463
Midea Group Co. Ltd., Class A	602,400	4,579,389
Ping An Insurance (Group) Co. of China Ltd., Class H	968,500	5,485,778
Sinopharm Group Co. Ltd., Class H	1,929,197	5,600,606
Tingyi (Cayman Islands) Holding Corp.	3,194,000	4,465,913
Want Want China Holdings Ltd.	3,215,000	2,095,399
Weichai Power Co. Ltd., Class H	3,376,958	4,582,009
		71,180,028
Egypt | 0.8%
Commercial International Bank Egypt SAE GDR	1,843,850	2,428,823
Greece | 0.7%
OPAP SA	135,748	2,275,531
Hong Kong | 0.8%
ASMPT Ltd.	258,088	2,305,058
Hungary | 3.1%
MOL Hungarian Oil & Gas PLC	323,709	2,454,367
OTP Bank Nyrt	193,269	6,973,557
		9,427,924
Description	Shares	Fair Value
India | 9.0%
Axis Bank Ltd.	244,322	$3,035,464
Bajaj Auto Ltd.	40,180	2,446,142
Bharat Petroleum Corp. Ltd.	547,130	2,282,682
Hindalco Industries Ltd.	269,258	1,591,250
Indus Towers Ltd. (*)	1,973,295	4,563,397
Infosys Ltd. ADR	191,246	3,272,219
Petronet LNG Ltd.	1,139,902	3,289,533
Tata Consultancy Services Ltd.	59,732	2,533,777
UPL Ltd.	596,078	4,417,680
		27,432,144
Indonesia | 4.4%
Astra International Tbk PT	6,475,904	2,605,562
Bank Mandiri (Persero) Tbk PT	14,152,560	5,517,332
Telkom Indonesia (Persero) Tbk PT ADR	121,412	2,926,029
United Tractors Tbk PT	1,373,600	2,507,914
		13,556,837
Mexico | 4.8%
America Movil SAB de CV ADR	203,626	3,526,803
Grupo Financiero Banorte SAB de CV, Class O	405,465	3,399,368
Grupo Mexico SAB de CV, Series B	439,818	2,081,801
Kimberly-Clark de Mexico SAB de CV, Class A	1,791,989	3,568,040
Ternium SA ADR	55,613	2,218,959
		14,794,971
Portugal | 3.1%
Galp Energia SGPS SA	631,034	9,347,613
Russia | 0.0%
Mobile TeleSystems PJSC ADR (*), (¢)	545,705	1
Sberbank of Russia PJSC (¢)	1,580,119	1
		2
South Africa | 8.1%
Anglo American PLC	113,753	3,149,404
Bidvest Group Ltd.	199,156	2,856,617
Life Healthcare Group Holdings Ltd.	2,264,500	2,419,162
Nedbank Group Ltd.	442,482	4,728,015
Sanlam Ltd.	1,380,314	4,775,569
Standard Bank Group Ltd.	390,346	3,783,435
Vodacom Group Ltd.	539,412	3,006,981
		24,719,183
South Korea | 10.4%
Coway Co. Ltd.	67,868	2,072,200
Hyundai Mobis Co. Ltd.	19,147	3,411,141
KB Financial Group, Inc.	133,409	5,487,170

Description	Shares	Fair Value
Lazard Retirement Emerging Markets Equity Portfolio (concluded)
Kia Corp.	35,935	$2,156,833
KT Corp.	158,411	3,890,817
KT&G Corp.	36,820	2,354,439
Samsung Electronics Co. Ltd.	91,618	4,641,823
Shinhan Financial Group Co. Ltd.	156,650	4,136,438
SK Hynix, Inc.	44,174	3,752,025
		31,902,886
Taiwan | 12.2%
ASE Technology Holding Co. Ltd.	1,991,000	6,764,511
Globalwafers Co. Ltd.	191,000	2,686,369
Hon Hai Precision Industry Co. Ltd.	814,320	2,625,101
MediaTek, Inc.	278,000	6,351,039
Novatek Microelectronics Corp.	376,000	4,933,176
Taiwan Semiconductor Manufacturing Co. Ltd.	666,989	10,823,959
Yageo Corp.	200,000	3,255,645
		37,439,800
Thailand | 2.0%
Kasikornbank PCL	808,669	2,804,241
PTT Exploration & Production PCL (‡)	731,600	3,435,732
		6,239,973
United Kingdom | 1.5%
Unilever PLC	92,046	4,556,781
Total Common Stocks (Cost $288,717,992)		296,834,418
Short-Term Investments | 2.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.28% (7 day yield) (Cost $8,989,657)	8,989,657	8,989,657
Total Investments | 99.9% (Cost $297,707,649)		$305,824,075
Cash and Other Assets in Excess of Liabilities | 0.1%		310,122
Net Assets | 100.0%		$306,134,197

Description	Shares	Fair Value
Lazard Retirement International Equity Portfolio
Common Stocks | 93.3%
Belgium | 0.9%
KBC Group NV	15,391	$959,589
Canada | 3.8%
Gildan Activewear, Inc.	33,547	940,279
Suncor Energy, Inc.	67,008	2,304,395
TMX Group Ltd.	41,773	897,739
		4,142,413
China | 4.6%
Alibaba Group Holding Ltd. (*)	130,400	1,413,718
Autohome, Inc. ADR	27,666	839,663
ENN Energy Holdings Ltd.	106,200	877,755
ESR Group Ltd.	437,600	613,573
Li Ning Co. Ltd.	177,500	745,479
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	125,199	466,516
		4,956,704
Denmark | 1.6%
AP Moller - Maersk AS, Class B	347	625,331
Carlsberg AS, Class B	8,659	1,091,130
		1,716,461
Finland | 1.8%
Nordea Bank Abp	178,223	1,958,462
France | 12.6%
Air Liquide SA	12,038	2,028,608
Airbus SE	10,560	1,412,742
Bureau Veritas SA	55,249	1,368,604
Capgemini SE	7,962	1,382,511
Engie SA	204,210	3,131,235
Orange SA	129,780	1,489,279
Pernod Ricard SA	7,933	1,320,534
Thales SA	10,860	1,523,803
		13,657,316
Germany | 10.6%
Continental AG	23,826	1,683,359
Covestro AG (*)	16,998	917,486
Infineon Technologies AG	34,031	1,128,636
Merck KGaA	10,995	1,837,714
MTU Aero Engines AG	3,806	691,500
Rheinmetall AG	4,929	1,270,806
SAP SE	11,993	1,556,763
Siemens Healthineers AG	29,328	1,489,711
Description	Shares	Fair Value
Vonovia SE	37,577	$905,665
		11,481,640
Hong Kong | 1.1%
AIA Group Ltd.	142,000	1,148,647
Ireland | 1.9%
Ryanair Holdings PLC ADR (*)	20,803	2,022,260
Israel | 1.4%
Bank Leumi Le-Israel BM	187,313	1,548,789
Italy | 2.3%
Enel SpA	260,421	1,598,003
UniCredit SpA	36,922	883,517
		2,481,520
Japan | 14.0%
Asics Corp.	35,500	1,239,478
Bandai Namco Holdings, Inc.	46,800	951,843
BayCurrent Consulting, Inc.	32,500	1,085,930
Daikin Industries Ltd.	9,800	1,537,475
Disco Corp.	5,400	991,651
Hitachi Ltd.	19,400	1,202,690
MatsukiyoCocokara & Co.	121,800	2,183,601
Recruit Holdings Co. Ltd.	27,500	846,848
Renesas Electronics Corp. (*)	59,200	908,277
Shimano, Inc.	4,200	567,117
Sumitomo Mitsui Financial Group, Inc.	41,400	2,029,560
Suzuki Motor Corp.	39,000	1,568,398
		15,112,868
Mexico | 1.6%
Arca Continental SAB de CV	197,300	1,791,918
Netherlands | 3.0%
Akzo Nobel NV	18,339	1,323,426
Universal Music Group NV	72,688	1,890,234
		3,213,660
Portugal | 0.7%
Galp Energia SGPS SA	48,298	715,446
Singapore | 1.2%
DBS Group Holdings Ltd.	51,160	1,256,208
South Africa | 1.1%
Anglo American PLC	44,953	1,244,584
Spain | 1.3%
Industria de Diseno Textil SA	36,937	1,374,770
Sweden | 1.0%
Sandvik AB	61,865	1,134,237

Description	Shares	Fair Value
Lazard Retirement International Equity Portfolio (concluded)
Switzerland | 2.2%
ABB Ltd.	41,311	$1,476,300
DSM-Firmenich AG	10,430	881,076
		2,357,376
Taiwan | 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	16,599	1,442,453
United Kingdom | 15.5%
3i Group PLC	86,637	2,180,691
BP PLC	419,538	2,708,892
Coca-Cola Europacific Partners PLC	32,926	2,063,354
Compass Group PLC	66,402	1,617,668
London Stock Exchange Group PLC	10,400	1,044,023
RELX PLC	114,516	3,862,007
Unilever PLC	49,661	2,450,678
WPP PLC	88,098	785,115
		16,712,428
United States | 7.8%
Aon PLC, Class A	9,743	3,158,876
ICON PLC (*)	9,889	2,435,166
Roche Holding AG	10,368	2,828,029
		8,422,071
Total Common Stocks (Cost $98,877,548)		100,851,820
Preferred Stocks | 2.0%
Brazil | 1.1%
Itau Unibanco Holding SA	210,700	1,140,573
Germany | 0.9%
Henkel AG & Co. KGaA	13,641	973,590
Total Preferred Stocks (Cost $2,163,004)		2,114,163
Short-Term Investments | 4.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.28% (7 day yield) (Cost $4,957,079)	4,957,079	4,957,079
Total Investments | 99.9% (Cost $105,997,631)		$107,923,062
Cash and Other Assets in Excess of Liabilities | 0.1%		138,709
Net Assets | 100.0%		$108,061,771

Description	Shares	Fair Value
Lazard Retirement US Small Cap Equity Select Portfolio
Common Stocks | 96.5%
Aerospace & Defense | 2.4%
Curtiss-Wright Corp.	2,443	$477,924
HEICO Corp.	2,851	461,662
		939,586
Automobile Components | 1.0%
Gentherm, Inc. (*)	7,279	394,958
Banks | 6.6%
Comerica, Inc.	10,502	436,358
Commerce Bancshares, Inc.	14,840	712,023
Home BancShares, Inc.	32,114	672,467
Wintrust Financial Corp.	10,110	763,305
		2,584,153
Biotechnology | 2.9%
Halozyme Therapeutics, Inc. (*)	12,274	468,867
United Therapeutics Corp. (*)	3,023	682,805
		1,151,672
Building Products | 2.5%
Armstrong World Industries, Inc.	6,354	457,488
Carlisle Cos., Inc.	2,023	524,483
		981,971
Capital Markets | 2.5%
Evercore, Inc., Class A	3,573	492,645
Stifel Financial Corp.	7,602	467,067
		959,712
Chemicals | 1.7%
Ingevity Corp. (*)	9,671	460,436
Livent Corp. (*)	9,979	183,714
		644,150
Communications Equipment | 2.6%
Ciena Corp. (*)	11,622	549,256
F5, Inc. (*)	2,902	467,628
		1,016,884
Construction Materials | 0.8%
Eagle Materials, Inc.	1,784	297,072
Consumer Staples Distribution & Retail | 2.8%
BJ’s Wholesale Club Holdings, Inc. (*)	7,936	566,392
U.S. Foods Holding Corp. (*)	13,551	537,975
		1,104,367
Containers & Packaging | 3.2%
Avery Dennison Corp.	3,733	681,907
Description	Shares	Fair Value
Graphic Packaging Holding Co.	25,416	$566,268
		1,248,175
Electrical Equipment | 4.0%
Array Technologies, Inc. (*)	21,157	469,474
Atkore, Inc. (*)	3,494	521,270
EnerSys	6,187	585,723
		1,576,467
Electronic Equipment, Instruments & Components | 1.2%
Cognex Corp.	11,089	470,617
Energy Equipment & Services | 3.5%
Cactus, Inc., Class A	12,606	632,947
Liberty Energy, Inc.	40,182	744,171
		1,377,118
Entertainment | 1.5%
Take-Two Interactive Software, Inc. (*)	4,187	587,813
Financial Services | 0.7%
Voya Financial, Inc.	4,073	270,651
Gas Utilities | 1.9%
New Jersey Resources Corp.	18,608	756,043
Health Care Equipment & Supplies | 4.5%
Envista Holdings Corp. (*)	20,569	573,464
Lantheus Holdings, Inc. (*)	8,986	624,347
QuidelOrtho Corp. (*)	7,837	572,414
		1,770,225
Health Care Providers & Services | 1.6%
Henry Schein, Inc. (*)	8,379	622,141
Health Care Technology | 0.5%
Phreesia, Inc. (*)	10,964	204,807
Hotel & Resort REITs | 1.0%
Summit Hotel Properties, Inc.	67,740	392,892
Hotels, Restaurants & Leisure | 2.7%
Brinker International, Inc. (*)	12,675	400,403
Wyndham Hotels & Resorts, Inc.	9,407	654,163
		1,054,566
Household Durables | 1.7%
Helen of Troy Ltd. (*)	5,782	673,950
Insurance | 4.3%
Brown & Brown, Inc.	7,225	504,594
Globe Life, Inc.	4,065	441,987
Reinsurance Group of America, Inc.	4,930	715,787
		1,662,368
Interactive Media & Services | 3.5%
Cars.com, Inc. (*)	29,238	492,953

Description	Shares	Fair Value
Lazard Retirement US Small Cap Equity Select Portfolio (concluded)
Ziff Davis, Inc. (*)	7,567	$481,942
ZoomInfo Technologies, Inc. (*)	23,330	382,612
		1,357,507
IT Services | 1.1%
Squarespace, Inc., Class A (*)	14,163	410,302
Leisure Products | 1.1%
Brunswick Corp.	5,629	444,691
Life Sciences Tools & Services | 4.3%
AbCellera Biologics, Inc. (*)	69,842	321,273
Charles River Laboratories International, Inc. (*)	2,284	447,619
ICON PLC (*)	2,213	544,951
Stevanato Group SpA	11,846	352,063
		1,665,906
Machinery | 4.8%
Columbus McKinnon Corp.	12,229	426,914
Gates Industrial Corp. PLC (*)	36,574	424,624
Middleby Corp. (*)	5,327	681,856
Nordson Corp.	1,532	341,897
		1,875,291
Oil, Gas & Consumable Fuels | 3.8%
Antero Resources Corp. (*)	28,417	721,224
Magnolia Oil & Gas Corp., Class A	33,396	765,102
		1,486,326
Professional Services | 4.6%
Jacobs Solutions, Inc.	5,243	715,670
Leidos Holdings, Inc.	4,655	429,005
Sterling Check Corp. (*)	50,315	634,975
		1,779,650
Residential REITs | 1.5%
Camden Property Trust	6,017	569,088
Retail REITs | 1.6%
Brixmor Property Group, Inc.	29,424	611,431
Semiconductors & Semiconductor Equipment | 1.1%
MKS Instruments, Inc.	5,140	444,816
Software | 6.5%
CyberArk Software Ltd. (*)	2,172	355,709
Dolby Laboratories, Inc., Class A	5,865	464,860
Dynatrace, Inc. (*)	7,102	331,877
N-able, Inc. (*)	32,076	413,780
PTC, Inc. (*)	3,553	503,389
Tyler Technologies, Inc. (*)	1,203	464,526
		2,534,141
Description	Shares	Fair Value
Specialized REITs | 1.1%
CubeSmart	11,605	$442,499
Specialty Retail | 2.2%
Five Below, Inc. (*)	3,546	570,551
Warby Parker, Inc., Class A (*)	22,918	301,601
		872,152
Textiles, Apparel & Luxury Goods | 1.2%
Steven Madden Ltd.	15,086	479,282
Total Common Stocks (Cost $36,427,111)		37,715,440
Short-Term Investments | 3.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.28% (7 day yield) (Cost $1,356,502)	1,356,502	1,356,502
Total Investments | 100.0% (Cost $37,783,613)		$39,071,942
Liabilities in Excess of Cash and Other Assets | 0.0%		(187)
Net Assets | 100.0%		$39,071,755

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio
Common Stocks | 63.7%
Australia | 1.2%
Brambles Ltd.	57,757	$531,575
Cochlear Ltd.	715	117,205
Coles Group Ltd.	20,494	204,104
Computershare Ltd. ADR	28,170	471,002
Coronado Global Resources, Inc.	77,087	96,537
GrainCorp Ltd., Class A	20,230	91,899
Incitec Pivot Ltd.	37,744	76,168
Medibank Pvt Ltd.	65,637	145,089
Newcrest Mining Ltd.	6,731	106,618
Northern Star Resources Ltd.	12,973	86,844
Perseus Mining Ltd.	137,309	144,104
Pilbara Minerals Ltd.	37,568	103,406
Qantas Airways Ltd. (*)	87,178	290,175
REA Group Ltd.	1,182	117,026
Telstra Group Ltd.	113,135	279,768
Yancoal Australia Ltd.	22,033	73,205
		2,934,725
Austria | 0.0%
ANDRITZ AG	1,805	90,842
Belgium | 0.0%
Warehouses De Pauw CVA REIT	2,439	60,119
Bermuda | 0.0%
RenaissanceRe Holdings Ltd.	474	93,814
Canada | 2.2%
Birchcliff Energy Ltd.	13,225	75,363
Canadian Natural Resources Ltd.	1,853	119,836
CGI, Inc. (*)	876	86,345
Constellation Software, Inc.	469	968,238
Dollarama, Inc.	9,931	684,221
Fairfax Financial Holdings Ltd.	170	138,775
Hydro One Ltd.	2,733	69,580
International Petroleum Corp. (*)	16,316	156,650
Manulife Financial Corp.	56,108	1,025,290
Metro, Inc.	7,146	371,124
Parex Resources, Inc.	6,247	117,236
Shopify, Inc. Class A (*)	2,214	120,851
Teck Resources Ltd., Class B	3,091	133,039
Teekay Tankers Ltd., Class A	2,333	97,123
Toronto-Dominion Bank	13,472	811,823
Tourmaline Oil Corp.	2,429	122,232
		5,097,726
Description	Shares	Fair Value
China | 0.4%
NXP Semiconductors NV	4,476	$894,842
Wilmar International Ltd.	33,300	90,549
		985,391
Denmark | 1.0%
Carlsberg AS, Class B ADR	21,513	541,267
Novo Nordisk AS, Class B	18,690	1,700,152
		2,241,419
Finland | 0.2%
Kone Oyj, ADR	19,017	399,927
Nordea Bank Abp	5,766	63,228
		463,155
France | 2.0%
BNP Paribas SA	10,072	641,213
Bureau Veritas SA ADR	7,882	391,420
Cie de Saint-Gobain SA	6,996	419,120
Cie Generale des Etablissements Michelin SCA	3,518	107,826
Legrand SA ADR	22,955	421,683
LVMH Moet Hennessy Louis Vuitton SE ADR	3,988	602,627
Orange SA	38,301	439,520
Pernod Ricard SA ADR	12,688	421,622
Societe Generale SA	11,658	282,010
Thales SA ADR	22,077	619,481
TotalEnergies SE	1,057	69,559
Vinci SA	2,758	305,329
		4,721,410
Germany | 0.7%
Bayerische Motoren Werke AG	4,596	468,146
Beiersdorf AG	1,681	217,058
Commerzbank AG	10,097	115,195
Mercedes-Benz Group AG	3,053	212,648
Merck KGaA ADR	13,818	460,830
Rheinmetall AG	386	99,519
		1,573,396
Hong Kong | 0.3%
AIA Group Ltd. ADR	12,438	401,748
Jardine Matheson Holdings Ltd.	1,600	74,241
Link REIT	15,900	77,505
Sun Hung Kai Properties Ltd.	7,000	74,454
Swire Pacific Ltd., Class A	14,500	97,897
WH Group Ltd.	130,500	68,093
		793,938

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Israel | 0.2%
Bank Hapoalim BM	25,930	$230,557
Bezeq The Israeli Telecommunication Corp. Ltd.	142,393	200,449
Perion Network Ltd. (*)	3,010	92,196
		523,202
Italy | 0.5%
Banco BPM SpA	28,471	135,820
Ferrari NV	670	197,460
Intesa Sanpaolo SpA	124,534	320,027
Poste Italiane SpA	20,193	212,325
Saras SpA	93,085	133,289
UniCredit SpA	10,718	256,474
		1,255,395
Japan | 5.3%
ABC-Mart, Inc.	7,700	138,872
ANA Holdings, Inc. (*)	3,700	77,535
Bank of Kyoto Ltd. (*),(¢)	2,500	142,248
Central Japan Railway Co.	4,000	97,262
Chubu Electric Power Co., Inc.	42,700	546,223
Chugoku Electric Power Co., Inc.	13,000	80,184
Daiwa House Industry Co. Ltd.	4,500	120,838
Daiwa Securities Group, Inc.	24,100	139,057
East Japan Railway Co.	1,600	91,566
Electric Power Development Co. Ltd.	45,100	729,775
FUJIFILM Holdings Corp.	1,500	86,851
Hachijuni Bank Ltd.	36,800	203,397
Honda Motor Co. Ltd.	52,800	593,696
Japan Post Bank Co. Ltd.	47,000	408,341
Japan Post Holdings Co. Ltd.	70,500	563,611
Japan Real Estate Investment Corp. REIT	59	230,100
Japan Tobacco, Inc.	4,800	110,463
Kawasaki Heavy Industries Ltd.	4,800	116,166
KDDI Corp.	6,500	198,973
Kyushu Railway Co.	9,600	204,169
Lawson, Inc.	8,300	381,481
Mazda Motor Corp.	11,800	133,785
Mebuki Financial Group, Inc.	51,100	140,928
Mitsubishi Motors Corp.	29,300	127,530
Mizuho Financial Group, Inc.	48,700	824,901
MS&AD Insurance Group Holdings, Inc.	6,100	223,110
Nagoya Railroad Co. Ltd.	5,400	79,732
Nihon Kohden Corp.	4,900	120,993
Nintendo Co. Ltd. ADR	47,797	494,699
Nippon Express Holdings, Inc.	3,700	193,055
Description	Shares	Fair Value
Nisshinbo Holdings, Inc.	29,700	$221,004
Ono Pharmaceutical Co. Ltd.	28,500	546,623
Osaka Gas Co. Ltd.	20,500	338,183
Otsuka Holdings Co. Ltd.	29,700	1,056,571
Rengo Co. Ltd.	12,500	85,900
Sankyo Co. Ltd.	1,500	68,484
Sega Sammy Holdings, Inc.	13,000	239,804
Seven & i Holdings Co. Ltd.	2,200	86,151
Shimano, Inc. ADR	22,077	295,611
Shizuoka Financial Group, Inc.	31,100	252,940
Softbank Corp.	32,000	361,890
Sompo Holdings, Inc.	1,900	81,330
Sumitomo Mitsui Financial Group, Inc.	1,400	68,632
Tokyo Gas Co. Ltd.	24,100	547,665
Tokyu Fudosan Holdings Corp.	42,900	263,629
Toyota Motor Corp.	7,600	136,566
Yamaguchi Financial Group, Inc.	11,700	102,357
Yamazaki Baking Co. Ltd.	3,900	71,694
		12,424,575
Netherlands | 0.8%
ASM International NV	1,161	488,142
Eurocommercial Properties NV REIT	8,875	196,594
Koninklijke Ahold Delhaize NV	3,015	90,912
Koninklijke KPN NV	23,153	76,310
NN Group NV	2,437	78,098
Wolters Kluwer NV ADR	8,668	1,048,741
		1,978,797
New Zealand | 0.1%
Spark New Zealand Ltd.	64,984	187,337
Norway | 0.1%
Orkla ASA	12,878	96,180
Singapore | 0.4%
Jardine Cycle & Carriage Ltd.	8,000	186,285
Sembcorp Industries Ltd.	99,200	368,788
Singapore Airlines Ltd.	23,800	112,394
STMicroelectronics NV	6,711	289,140
		956,607
Spain | 0.6%
Banco Bilbao Vizcaya Argentaria SA	33,109	269,591
Banco Santander SA	22,291	84,647
Iberdrola SA	39,674	442,977
Industria de Diseno Textil SA ADR	28,610	531,860
		1,329,075
Sweden | 0.8%
Assa Abloy AB ADR	33,383	361,204

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Epiroc AB ADR	46,949	$889,214
Hexagon AB ADR	60,454	511,441
		1,761,859
Switzerland | 0.7%
ABB Ltd. ADR	22,551	802,590
Swatch Group AG ADR	46,572	593,793
Swisscom AG	581	345,153
		1,741,536
United Kingdom | 2.2%
BAE Systems PLC	8,477	102,901
Barclays PLC	60,788	117,733
Coca-Cola Europacific Partners PLC	10,740	671,035
Diageo PLC ADR	5,213	777,675
HSBC Holdings PLC	43,895	343,875
IG Group Holdings PLC	6,472	50,581
Investec PLC	27,495	160,322
Man Group PLC	36,409	98,924
RELX PLC ADR	33,352	1,123,963
Serco Group PLC	38,019	68,937
Standard Chartered PLC	36,195	334,512
Unilever PLC	7,077	349,237
Unilever PLC ADR	18,340	905,996
Vodafone Group PLC	86,871	81,119
		5,186,810
United States | 44.0%
AbbVie, Inc.	2,509	373,992
Accenture PLC, Class A	4,553	1,398,272
Activision Blizzard, Inc.	2,625	245,779
Adobe, Inc. (*)	2,711	1,382,339
Agilent Technologies, Inc.	805	90,015
Agree Realty Corp. REIT	5,537	305,864
Align Technology, Inc. (*)	191	58,316
Allison Transmission Holdings, Inc.	4,925	290,870
Alnylam Pharmaceuticals, Inc. (*)	466	82,529
Alphabet, Inc., Class A (*)	14,791	1,935,550
Alphabet, Inc., Class C (*)	14,875	1,961,269
Altria Group, Inc.	7,565	318,108
Amazon.com, Inc. (*)	14,404	1,831,036
Amdocs Ltd.	5,624	475,172
Ameren Corp.	1,127	84,333
American Homes 4 Rent, Class A REIT	2,448	82,473
American International Group, Inc.	7,878	477,407
AMN Healthcare Services, Inc. (*)	1,109	94,465
Amphenol Corp., Class A	10,929	917,927
Aon PLC, Class A	4,471	1,449,588
Description	Shares	Fair Value
Apple, Inc.	31,556	$5,402,703
AptarGroup, Inc.	1,201	150,173
Arcosa, Inc.	1,164	83,692
Assurant, Inc.	684	98,209
AT&T, Inc.	8,299	124,651
Atmos Energy Corp.	797	84,426
Autodesk, Inc. (*)	543	112,352
Automatic Data Processing, Inc.	778	187,171
Avery Dennison Corp.	2,357	430,553
Axos Financial, Inc. (*)	2,858	108,204
Bank of America Corp.	19,030	521,041
Becton Dickinson & Co.	352	91,003
Biogen, Inc. (*)	561	144,183
Booking Holdings, Inc. (*)	159	490,348
Booz Allen Hamilton Holding Corp.	9,391	1,026,155
BorgWarner, Inc.	2,267	91,519
Boston Scientific Corp. (*)	2,385	125,928
Brady Corp., Class A	1,555	85,401
Brighthouse Financial, Inc. (*)	4,443	217,440
Bristol-Myers Squibb Co.	11,689	678,430
Broadcom, Inc.	1,419	1,178,593
BRP, Inc.	6,343	481,180
Cadence Design Systems, Inc. (*)	309	72,399
Cal-Maine Foods, Inc.	5,144	249,072
California Resources Corp.	2,286	128,039
Campbell Soup Co.	2,085	85,652
Cardinal Health, Inc.	8,207	712,532
Casey’s General Stores, Inc.	370	100,462
Caterpillar, Inc.	2,849	777,777
Cboe Global Markets, Inc.	1,069	166,988
CDW Corp.	2,720	548,787
Cencora, Inc.	4,659	838,480
Centene Corp. (*)	1,369	94,297
Charles Schwab Corp.	10,207	560,364
Charter Communications, Inc., Class A (*)	488	214,632
Chegg, Inc. (*)	10,981	97,951
Chesapeake Energy Corp.	1,235	106,494
Chipotle Mexican Grill, Inc. (*)	221	404,834
Chubb Ltd.	834	173,622
Cigna Group	465	133,023
Cirrus Logic, Inc. (*)	1,097	81,134
Cisco Systems, Inc.	20,806	1,118,531
Clearway Energy, Inc., Class C	5,612	118,750
Clorox Co.	1,748	229,093
Coca-Cola Co.	19,187	1,074,088
Cognizant Technology Solutions Corp., Class A	6,174	418,227

Description	Shares	Fair Value
Colgate-Palmolive Co.	6,785	$482,481
Commercial Metals Co.	1,260	62,257
CommVault Systems, Inc. (*)	1,695	114,599
Consolidated Edison, Inc.	5,163	441,591
Core & Main, Inc., Class A (*)	4,119	118,833
Corebridge Financial, Inc.	24,244	478,819
Coterra Energy, Inc.	11,497	310,994
CTS Corp.	1,811	75,591
CVS Health Corp.	7,900	551,578
Danaher Corp.	4,345	1,077,994
Darden Restaurants, Inc.	738	105,696
Dave & Buster’s Entertainment, Inc. (*)	2,832	104,982
DaVita, Inc. (*)	2,011	190,100
Deckers Outdoor Corp. (*)	215	110,529
Deere & Co.	1,653	623,809
DR Horton, Inc.	1,930	207,417
Eaton Corp. PLC	556	118,584
Electronic Arts, Inc.	3,271	393,828
Elevance Health, Inc.	163	70,973
Eli Lilly & Co.	3,496	1,877,806
EOG Resources, Inc.	2,824	357,970
EQT Corp.	2,776	112,650
Equinix, Inc. REIT	221	160,503
Equitable Holdings, Inc.	12,390	351,752
Estee Lauder Cos., Inc., Class A	5,585	807,312
Everest Group Ltd.	1,400	520,338
Expedia Group, Inc. (*)	1,695	174,704
Fair Isaac Corp. (*)	160	138,965
First Citizens BancShares, Inc., Class A	91	125,589
Fiserv, Inc. (*)	5,219	589,538
Flowers Foods, Inc.	7,024	155,792
Fortinet, Inc. (*)	7,052	413,811
Freeport-McMoRan, Inc.	2,384	88,899
General Electric Co.	2,076	229,502
General Mills, Inc.	4,973	318,222
General Motors Co.	10,711	353,142
Gilead Sciences, Inc.	6,592	494,004
Global Payments, Inc.	4,245	489,831
Globe Life, Inc.	1,209	131,455
GMS, Inc. (*)	1,925	123,142
GoDaddy, Inc., Class A (*)	1,031	76,789
Graco, Inc.	3,009	219,296
GSK PLC	12,251	221,470
H&R Block, Inc.	2,305	99,253
Haemonetics Corp. (*)	985	88,236
Hartford Financial Services Group, Inc.	1,663	117,923
Description	Shares	Fair Value
HCA Healthcare, Inc.	3,227	$793,777
Hershey Co.	2,221	444,378
Hess Corp.	700	107,100
Hess Midstream LP, Class A	3,032	88,322
Home Depot, Inc.	1,513	457,168
Huntington Ingalls Industries, Inc.	406	83,059
Intercontinental Exchange, Inc.	9,705	1,067,744
International Seaways, Inc.	2,307	103,815
Intuit, Inc.	226	115,472
Intuitive Surgical, Inc. (*)	2,225	650,345
IQVIA Holdings, Inc. (*)	4,491	883,604
J M Smucker Co.	975	119,837
Johnson & Johnson	9,751	1,518,718
Kellogg Co.	4,157	247,383
Kilroy Realty Corp. REIT	6,579	207,962
Kimberly-Clark Corp.	14,509	1,753,413
Kroger Co.	6,637	297,006
Lam Research Corp.	177	110,938
Lamb Weston Holdings, Inc.	798	73,783
Lennar Corp., Class A	1,969	220,981
Lockheed Martin Corp.	563	230,244
Lululemon Athletica, Inc. (*)	322	124,166
Marathon Oil Corp.	4,508	120,589
Marathon Petroleum Corp.	788	119,256
Martin Marietta Materials, Inc.	536	220,017
Masco Corp.	2,071	110,695
MasterCard, Inc., Class A	2,882	1,141,013
McDonald’s Corp.	4,417	1,163,614
McKesson Corp.	835	363,100
Medpace Holdings, Inc. (*)	450	108,958
Merck & Co., Inc.	18,442	1,898,604
Meta Platforms, Inc., Class A (*)	7,783	2,336,534
MetLife, Inc.	3,769	237,108
Microchip Technology, Inc.	6,666	520,281
Microsoft Corp.	14,581	4,603,951
Molina Healthcare, Inc. (*)	395	129,517
Moody’s Corp.	377	119,196
Motorola Solutions, Inc.	1,823	496,294
MSC Industrial Direct Co., Inc. Class A	1,051	103,156
Nasdaq, Inc.	2,181	105,975
National Fuel Gas Co.	4,093	212,468
Netflix, Inc. (*)	2,144	809,574
NewMarket Corp.	405	184,291
NIKE, Inc., Class B	6,029	576,493
NiSource, Inc.	7,197	177,622
Northrop Grumman Corp.	209	92,000
Nucor Corp.	406	63,478

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
NVIDIA Corp.	5,321	$2,314,582
NVR, Inc. (*)	16	95,413
ON Semiconductor Corp. (*)	1,979	183,948
ONE Gas, Inc.	1,204	82,209
Oracle Corp.	5,985	633,931
Ovintiv, Inc.	2,560	121,779
Owens Corning	1,792	244,447
PACCAR, Inc.	1,379	117,243
Paychex, Inc.	547	63,086
PepsiCo, Inc.	6,695	1,134,401
Pfizer, Inc.	6,571	217,960
PG&E Corp. (*)	7,215	116,378
Piedmont Lithium, Inc. (*)	1,837	72,929
Pinnacle West Capital Corp.	1,343	98,952
Pioneer Natural Resources Co.	410	94,115
PNM Resources, Inc.	6,926	308,969
Procter & Gamble Co.	11,188	1,631,882
PTC, Inc. (*)	4,775	676,522
Public Service Enterprise Group, Inc.	1,395	79,389
Public Storage REIT	269	70,887
PulteGroup, Inc.	4,785	354,329
QUALCOMM, Inc.	1,051	116,724
Qualys, Inc. (*)	1,002	152,855
Regency Centers Corp. REIT	1,494	88,803
Regeneron Pharmaceuticals, Inc. (*)	253	208,209
RingCentral, Inc., Class A Class A (*)	905	26,815
Roche Holding AG	2,134	582,081
Rockwell Automation, Inc.	2,357	673,796
Rollins, Inc.	2,066	77,124
Ryman Hospitality Properties, Inc. REIT	1,489	124,004
S&P Global, Inc.	2,638	963,952
SandRidge Energy, Inc.	6,236	97,656
Sanofi	1,493	160,202
SBA Communications Corp. REIT	842	168,543
ServiceNow, Inc. (*)	1,013	566,226
Sherwin-Williams Co.	992	253,010
SilverBow Resources, Inc. (*)	2,946	105,378
Simon Property Group, Inc. REIT	2,857	308,642
Southwestern Energy Co. (*)	12,655	81,625
Starbucks Corp.	4,948	451,604
Stellantis NV	32,466	622,725
Stryker Corp.	2,479	677,436
Super Micro Computer, Inc. (*)	351	96,251
Synchrony Financial	2,466	75,386
Synopsys, Inc. (*)	2,583	1,185,520
Sysco Corp.	5,526	364,992
Description		Shares	Fair Value
Tecnoglass, Inc.		2,858	$94,200
Terex Corp.		2,123	122,327
Tesla, Inc. (*)		5,736	1,435,262
Texas Instruments, Inc.		4,961	788,849
Texas Pacific Land Corp.		52	94,825
Thermo Fisher Scientific, Inc.		1,917	970,328
TJX Cos., Inc.		8,376	744,459
Toll Brothers, Inc.		3,132	231,643
TopBuild Corp. (*)		1,601	402,812
Trane Technologies PLC		573	116,267
Travelers Cos., Inc.		609	99,456
U-Haul Holding Co. (*)		1,414	77,162
UMH Properties, Inc. REIT		5,499	77,096
United Parcel Service, Inc., Class B		602	93,834
United Therapeutics Corp. (*)		442	99,835
UnitedHealth Group, Inc.		2,242	1,130,394
Universal Health Services, Inc., Class B		803	100,961
Unum Group		5,642	277,530
Valero Energy Corp.		1,571	222,626
VeriSign, Inc. (*)		872	176,606
Verizon Communications, Inc.		12,228	396,309
Vertex Pharmaceuticals, Inc. (*)		1,472	511,873
Virtu Financial, Inc., Class A		5,711	98,629
Visa, Inc., A Shares		4,553	1,047,236
VMware, Inc., Class A (*)		1,918	319,309
Walmart, Inc.		1,990	318,261
Warner Music Group Corp., Class A		9,170	287,938
Waste Management, Inc.		1,713	261,130
Wells Fargo & Co.		16,993	694,334
Western Union Co.		8,913	117,473
Westlake Corp.		525	65,452
White Mountains Insurance Group Ltd.		103	154,056
Williams-Sonoma, Inc.		754	117,172
Workday, Inc., Class A (*)		503	108,070
Xcel Energy, Inc.		4,176	238,951
Zoetis, Inc.		4,176	726,540
Zoom Video Communications, Inc. Class A (*)		1,190	83,229
			104,310,779
Total Common Stocks (Cost $137,534,917)			150,808,087

Description	Security Currency	Principal Amount (000)	Fair Value
Corporate Bonds | 11.5%
Australia | 0.2%
Telstra Group Ltd., 4.000%, 04/19/27	AUD	1,000	$621,543

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Canada | 0.4%
Canadian Imperial Bank of Commerce, 0.950%, 10/23/25	USD	$960	$870,390
Denmark | 0.4%
Nykredit Realkredit AS, 1.000%, 01/01/27	DKK	7,235	944,850
Germany | 0.3%
Mercedes-Benz Group AG, 0.750%, 09/10/30	EUR	985	842,284
Japan | 0.3%
NTT Finance Corp., 4.239%, 07/25/25	USD	200	194,554
1.162%, 04/03/26	USD	625	560,991
			755,545
Switzerland | 0.2%
ABB Finance USA, Inc., 4.375%, 05/08/42	USD	475	396,747
United Kingdom | 0.7%
Ashtead Capital, Inc., 4.250%, 11/01/29	USD	1,155	1,022,685
Tesco Corporate Treasury Services PLC, 2.750%, 04/27/30	GBP	580	581,627
			1,604,312
United States | 9.0%
Adobe, Inc., 2.300%, 02/01/30	USD	480	403,898
Alphabet, Inc., 1.100%, 08/15/30	USD	745	579,924
American Express Co., 4.050%, 05/03/29	USD	960	893,477
Amgen, Inc., 3.000%, 02/22/29	USD	940	835,304
Apple, Inc., 1.125%, 05/11/25	USD	480	448,954
AT&T, Inc., 3.500%, 06/01/41	USD	875	607,889
Ball Corp., 4.875%, 03/15/26	USD	615	590,636
Bank of America Corp., 1.978% (CDOR 3 Month + 0.600%), 09/15/27 (§)	CAD	645	423,537
Citigroup, Inc., 1.281% (SOFR + 0.528%), 11/03/25 (§)	USD	1,060	1,001,128
Clean Harbors, Inc., 4.875%, 07/15/27	USD	560	527,709
Comcast Corp., 4.650%, 02/15/33	USD	645	603,859
Description	Security Currency	Principal Amount (000)	Fair Value
Dell International LLC/EMC Corp., 5.300%, 10/01/29	USD	$477	$463,056
Eaton Corp., 4.150%, 11/02/42	USD	255	207,398
Goldman Sachs Group, Inc., 1.992% (SOFR + 1.090%), 01/27/32 (§)	USD	1,275	955,769
Home Depot, Inc., 5.875%, 12/16/36	USD	400	412,175
John Deere Financial, Inc., 2.410%, 01/14/25	CAD	1,325	937,797
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.750%, 09/15/30	USD	845	657,443
JPMorgan Chase & Co., 3.540% (SOFR 3 Month + 1.642%), 05/01/28 (§)	USD	1,060	974,664
Kimberly-Clark Corp., 3.200%, 04/25/29	USD	268	243,531
Lowe’s Cos., Inc., 5.000%, 04/15/33	USD	625	588,243
McDonald’s Corp., 3.125%, 03/04/25	CAD	1,265	899,764
Microsoft Corp., 3.500%, 11/15/42	USD	985	772,286
Morgan Stanley, 3.625%, 01/20/27	USD	905	844,849
PepsiCo, Inc., 2.875%, 10/15/49	USD	580	379,084
Procter & Gamble Co., 1.200%, 10/29/30	USD	275	212,856
Prologis LP, 1.250%, 10/15/30	USD	1,100	820,937
Schneider Electric SE, 0.875%, 12/13/26	EUR	1,000	970,676
Service Corp. International, 4.625%, 12/15/27	USD	615	569,945
Starbucks Corp., 4.450%, 08/15/49	USD	430	340,979
Sysco Corp., 2.400%, 02/15/30	USD	745	613,564
Toyota Motor Credit Corp., 2.150%, 02/13/30	USD	545	449,447
United Rentals North America, Inc., 4.875%, 01/15/28	USD	640	597,826
Verizon Communications, Inc., 3.875%, 02/08/29	USD	1,189	1,088,823

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Waste Management, Inc., 4.625%, 02/15/30	USD	425	$405,917
			21,323,344
Total Corporate Bonds (Cost $29,704,713)			27,359,015

Description		Shares	Fair Value
Exchange-Traded Funds | 1.1%
iShares MSCI World ETF (Cost $1,895,538)		22,494	$2,703,104

Description	Security Currency	Principal Amount (000)	Fair Value
Foreign Government Obligations | 17.1%
Australia | 0.7%
New South Wales Treasury Corp., 1.250%, 11/20/30	AUD	1,525	$775,845
Queensland Treasury Corp., 1.250%, 03/10/31	AUD	1,620	815,899
			1,591,744
Bahamas | 0.3%
Bahamas Government International Bonds, 6.950%, 11/20/29	USD	1,035	839,561
Bermuda | 1.0%
Bermuda Government International Bonds:
3.717%, 01/25/27	USD	1,280	1,195,840
2.375%, 08/20/30 (#)	USD	1,355	1,085,423
			2,281,263
Canada | 1.6%
British Columbia, 3.200%, 06/18/44	CAD	2,115	1,208,084
Export Development Canada, 1.650%, 07/31/24	CAD	940	671,956
Quebec, 1.850%, 02/13/27	CAD	1,640	1,100,566
Vancouver, 2.900%, 11/20/25	CAD	1,275	896,635
			3,877,241
Chile | 0.4%
Chile Government International Bonds, 0.830%, 07/02/31	EUR	1,115	908,244
Colombia | 0.3%
Colombia Government International Bonds, 9.850%, 06/28/27	COP	2,999,000	692,375
Description	Security Currency	Principal Amount (000)	Fair Value
Costa Rica | 0.4%
Costa Rica Government International Bonds, 6.125%, 02/19/31	USD	1,010	$973,095
Croatia | 0.3%
Croatia Government International Bonds, 1.750%, 03/04/41	EUR	1,175	833,637
Czech Republic | 0.5%
Czech Republic Government Bonds, 7.120% (PRIBOR 6 Month - 0.100%), 11/19/27 (§)	CZK	27,060	1,168,493
Denmark | 0.7%
Denmark Government Bonds, 0.000%, 11/15/31	DKK	15,105	1,690,307
France | 0.3%
French Republic Government Bonds OAT, 1.750%, 06/25/39	EUR	1,010	828,692
Hungary | 0.2%
Hungary Government International Bonds, 1.750%, 06/05/35	EUR	521	370,641
Ireland | 0.7%
Ireland Government Bonds, 1.350%, 03/18/31	EUR	1,750	1,629,187
Israel | 0.6%
Israel Government Bonds - Fixed, 1.750%, 08/31/25	ILS	5,480	1,365,439
Italy | 0.4%
Italy Buoni Poliennali Del Tesoro, 4.000%, 04/30/35	EUR	980	963,295
Japan | 1.2%
Japan Bank for International Cooperation, 1.625%, 01/20/27	USD	1,210	1,080,722
Japan Government Ten Year Bonds, 0.400%, 06/20/25	JPY	71,000	478,252
Japan International Cooperation Agency, 3.250%, 05/25/27	USD	1,474	1,377,511
			2,936,485
Mexico | 0.8%
Mexico Bonos:
8.000%, 09/05/24	MXN	15,440	858,930
7.500%, 06/03/27	MXN	15,840	830,799
Mexico Government International Bonds, 6.750%, 02/06/24	GBP	140	170,900
			1,860,629
New Zealand | 1.7%
Housing New Zealand Ltd., 3.420%, 10/18/28	NZD	1,600	867,143

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
New Zealand Local Government Funding Agency Bonds:
2.250%, 04/15/24	NZD	2,755	$1,619,278
1.500%, 04/20/29	NZD	1,730	827,737
2.000%, 04/15/37	NZD	1,815	670,974
			3,985,132
Norway | 0.3%
Oslo, 2.350%, 09/04/24	NOK	7,000	637,926
Panama | 0.6%
Panama Government International Bonds:
8.875%, 09/30/27	USD	790	863,581
3.875%, 03/17/28	USD	685	628,946
			1,492,527
Peru | 0.7%
Peru Government Bonds, 6.150%, 08/12/32	PEN	4,220	1,037,379
Peruvian Government International Bonds, 3.000%, 01/15/34	USD	755	579,432
			1,616,811
Poland | 0.2%
Poland Government Bonds, 6.950% (WIBOR 6 Month), 05/25/28 (§)	PLN	2,190	485,002
Portugal | 0.6%
Portugal Obrigacoes do Tesouro OT, 1.650%, 07/16/32	EUR	1,485	1,344,367
Singapore | 0.4%
Singapore Government Bonds, 3.375%, 09/01/33	SGD	1,230	896,379
Slovenia | 0.2%
Slovenia Government Bonds, 1.500%, 03/25/35	EUR	505	408,084
Spain | 0.5%
Spain Government Bonds, 1.000%, 07/30/42	EUR	1,955	1,191,108
Switzerland | 0.4%
Swiss Confederation Government Bonds:
1.500%, 07/24/25	CHF	390	428,012
0.500%, 06/27/32	CHF	455	473,634
			901,646
Thailand | 0.5%
Thailand Government Bonds, 1.585%, 12/17/35	THB	50,575	1,146,922
United Kingdom | 0.6%
U.K. Gilts: 0.875%, 07/31/33	GBP	1,355	1,188,783
Description	Security Currency	Principal Amount (000)	Fair Value
1.250%, 10/22/41	GBP	515	$361,742
			1,550,525
Total Foreign Government Obligations (Cost $44,358,154)			40,466,757
Quasi Government Bonds | 0.9%
Germany | 0.9%
Kreditanstalt fuer Wiederaufbau:
0.000%, 09/15/28	EUR	535	480,841
1.750%, 09/14/29	USD	1,420	1,205,281
0.000%, 04/18/36	USD	765	414,555
(Cost $2,356,762)			2,100,677
Supranational Bonds | 2.9%
Asian Development Bank:
2.125%, 03/19/25	USD	261	249,001
6.200%, 10/06/26	INR	41,400	483,197
European Investment Bank, 1.000%, 01/28/28	CAD	1,305	824,182
European Union, 0.400%, 02/04/37	EUR	1,185	831,140
Inter-American Development Bank, 5.100%, 11/17/26	IDR	9,650,000	606,815
Inter-American Investment Corp., 1.100%, 06/30/26	AUD	742	429,823
International Bank for Reconstruction & Development:
2.900%, 11/26/25	AUD	1,198	744,723
1.250%, 03/16/26	NOK	9,710	839,316
1.125%, 09/13/28	USD	503	423,600
International Finance Corp.:
2.125%, 04/07/26	USD	645	601,386
1.500%, 04/15/35	AUD	1,786	764,782
Total Supranational Bonds (Cost $7,875,878)			6,797,965
U.S. Municipal Bonds | 0.5%
California | 0.5%
California:
4.500%, 04/01/33	USD	555	517,845
7.550%, 04/01/39	USD	620	729,493
(Cost $1,546,769)			1,247,338
U.S. Treasury Securities | 1.5%
U.S. Treasury Bonds:
0.000%, 03/07/24	USD	430	420,029
4.125%, 11/15/32	USD	410	395,426
1.750%, 08/15/41	USD	2,820	1,756,111
U.S. Treasury Inflation-Indexed Note, 1.250%, 04/15/28 (††)	USD	1,024	973,697
Total U.S. Treasury Securities (Cost $3,895,106)			3,545,263

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Warrants | 0.0%
Canada | 0.0%
Constellation Software, Inc. Expires 03/31/40 (*),(¢) (Cost $0)	431	$0
Short-Term Investments | 0.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.28% (7 day yield) (Cost $1,619,220)	1,619,220	1,619,220
Total Investments | 99.9% (Cost $230,787,057) (»)		$236,647,426
Cash and Other Assets in Excess of Liabilities | 0.1%		208,642
Net Assets | 100.0%		$236,856,068

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Forward Currency Contracts open at September 30, 2023:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	316,646	USD	203,136	JPM	01/18/24	$1,210	$—
AUD	574,835	USD	368,389	MSC	01/18/24	2,578	—
CAD	279,779	USD	208,758	JPM	01/18/24	—	2,411
CAD	6,854	USD	5,105	SSB	12/27/23	—	52
CHF	383,478	USD	428,061	HSB	12/27/23	—	5,057
CNH	66,673,119	USD	9,334,050	HSB	11/09/23	—	188,845
CNH	4,596,344	USD	643,069	JPM	11/09/23	—	12,613
CZK	4,817,134	USD	210,696	CIT	01/18/24	—	2,339
CZK	5,360,805	USD	234,580	CIT	01/18/24	—	2,707
EUR	9,152,544	USD	9,892,882	CIT	01/18/24	—	165,304
EUR	1,490,022	USD	1,595,448	HSB	12/27/23	—	13,626
EUR	785,844	USD	849,400	JPM	01/18/24	—	14,183
GBP	333,096	USD	409,256	HSB	12/27/23	—	2,588
GBP	463,601	USD	578,248	HSB	01/18/24	—	12,159
GBP	766,962	USD	956,653	JPM	01/18/24	—	20,140
HUF	52,451,012	USD	143,800	HSB	10/10/23	—	1,585
IDR	1,021,142,499	USD	66,329	JPM	11/09/23	—	262
INR	48,112,509	USD	582,384	HSB	11/09/23	—	3,968
JPY	530,032,474	USD	3,676,951	CIT	01/18/24	—	66,420
JPY	1,730,466,593	USD	12,008,669	HSB	01/18/24	—	220,895
KRW	1,768,493,602	USD	1,377,868	JPM	11/09/23	—	64,872
MXN	5,284,298	USD	304,459	JPM	11/09/23	—	3,127
NOK	345,294	USD	32,526	JPM	01/18/24	—	150
NOK	1,950,789	USD	182,278	JPM	01/18/24	636	—
NZD	974,859	USD	572,321	HSB	01/18/24	11,961	—
PLN	910,693	USD	210,607	HSB	01/18/24	—	3,052
PLN	921,797	USD	211,130	HSB	01/18/24	—	1,045
PLN	2,164,614	USD	494,435	HSB	01/18/24	—	1,101
RON	3,661,589	USD	811,253	HSB	11/09/23	—	33,595
SEK	5,397,818	USD	489,594	HSB	01/18/24	7,258	—
SGD	145,438	USD	108,744	JPM	11/09/23	—	2,178
SGD	222,179	USD	164,192	JPM	11/09/23	—	1,396
THB	7,936,015	USD	225,289	HSB	11/09/23	—	6,657
USD	2,544,042	AUD	3,970,711	JPM	01/18/24	—	18,434
USD	1,063,649	AUD	1,659,722	MSC	01/18/24	—	7,443
USD	838,365	CAD	1,141,962	CIT	01/18/24	—	3,874
USD	2,881,608	CAD	3,929,709	JPM	01/18/24	—	16,696
USD	1,063,869	CAD	1,448,846	MSC	01/18/24	—	4,708
USD	90,103	CHF	79,200	CIT	01/18/24	2,516	—
USD	294,107	CHF	258,338	HSB	01/18/24	8,412	—
USD	630,000	CNH	4,580,535	HSB	11/09/23	1,712	—
USD	1,118,294	CNH	7,987,973	HSB	11/09/23	22,625	—
USD	1,150,300	CNH	8,386,929	HSB	11/09/23	—	91
USD	535,430	COP	2,224,575,827	HSB	11/09/23	—	4,043
USD	793,416	CZK	18,131,739	CIT	01/18/24	9,157	—

Lazard Retirement Global Dynamic Multi-Asset Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	303,056	CZK	6,919,424	HSB	01/18/24	$3,768	$—
USD	43,961	DKK	303,790	CIT	01/18/24	619	—
USD	273,554	DKK	1,902,977	HSB	12/27/23	2,436	—
USD	2,097,209	DKK	14,492,029	HSB	01/18/24	29,648	—
USD	96,551	DKK	667,246	JPM	01/18/24	1,355	—
USD	4,212,723	EUR	3,897,462	CIT	01/18/24	70,392	—
USD	518,514	GBP	415,700	JPM	01/18/24	10,916	—
USD	454,380	IDR	6,902,480,252	JPM	11/09/23	7,793	—
USD	431,004	ILS	1,578,883	CIT	03/27/24	13,322	—
USD	512,753	ILS	1,850,400	HSB	03/27/24	23,244	—
USD	510,114	ILS	1,854,739	JPM	03/27/24	19,457	—
USD	511,810	JPY	74,765,236	CIT	12/27/23	4,404	—
USD	1,540,127	JPY	222,009,347	CIT	01/18/24	27,821	—
USD	1,728,692	JPY	252,433,934	HSB	12/27/23	15,509	—
USD	4,581,785	JPY	660,241,858	HSB	01/18/24	84,280	—
USD	1,950,075	JPY	284,840,641	SSB	12/27/23	16,959	—
USD	192,264	MXN	3,336,024	CIT	11/09/23	2,030	—
USD	101,777	MXN	1,766,850	HSB	11/09/23	1,024	—
USD	929,531	MXN	16,132,848	JPM	11/09/23	9,571	—
USD	116,300	MXN	2,015,774	MSC	11/09/23	1,353	—
USD	1,617,986	NOK	17,176,261	JPM	01/18/24	7,464	—
USD	442,841	NZD	754,392	CIT	01/18/24	—	9,304
USD	3,774,965	NZD	6,430,058	HSB	01/18/24	—	78,891
USD	575,016	PEN	2,149,984	CIT	03/27/24	11,679	—
USD	513,504	PEN	1,916,395	HSB	03/27/24	11,371	—
USD	1,181,841	PLN	5,110,437	HSB	01/18/24	17,128	—
USD	221,634	RON	1,000,347	HSB	11/09/23	9,178	—
USD	77,500	RON	352,043	JPM	11/09/23	2,732	—
USD	14,120	SEK	155,678	HSB	01/18/24	—	209
USD	838,283	SGD	1,121,151	JPM	11/09/23	16,789	—
USD	1,221,449	THB	41,981,218	HSB	11/09/23	64,898	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$555,205	$996,020

Lazard Retirement Series, Inc. Notes to Portfolios of Investments

September 30, 2023 (unaudited)

(*)	Non-income producing security.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under US Generally Accepted Accounting Principles in the United States of America hierarchy.
(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in designated base rate. The rates shown are those in effect on September 30, 2023.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At September 30, 2023, these securities amounted to 0.5% of net assets of Lazard Retirement Global Dynamic Multi-Assets Portfolio.
(††)	A note or bond that offers protection from inflation by paying a fixed rate of interest on the principal amount that is adjusted for inflation, in the applicable region, based on the Consumer Price Index or other equivalent regional benchmarks for measuring inflation.
(»)	The portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:
ADR	- American Depositary Receipt
CDOR	- Canadian Dollar Offered Rate
GDR	- Global Depositary Receipt
PJSC	- Public Joint Stock Company
PRIBOR	- Prague Interbank Offered Rate
REIT	- Real Estate Investment Trust
SOFR	- Secured Overnight Financing Rate
WIBOR	- Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	-Australian Dollar	THB	-Thai Baht
CAD	-Canadian Dollar	USD	-United States Dollar
CHF	-Swiss Franc
CNH	-Chinese Yuan Renminbi
COP	-Colombian Peso
CZK	-Czech Koruna
DKK	-Danish Krone
EUR	-Euro
GBP	-British Pound Sterling
HUF	-Hungarian Forint
IDR	-Indonesian Rupiah
ILS	-Israeli Shekel
INR	-Indian Rupee
JPY	-Japanese Yen
KRW	-South Korean Won
MXN	-Mexican New Peso
NOK	-Norwegian Krone
NZD	-New Zealand Dollar
PEN	-Peruvian Nuevo Sol
PLN	-Polish Zloty
RON	-New Romanian Leu
SEK	-Swedish Krone
SGD	-Singapore Dollar

Counterparty Abbreviations:

CIT	-Citibank N.A.
HSB	-HSBC Bank USA N.A.
JPM	-JPMorgan Chase Bank N.A.
MSC	-Morgan Stanley & Co.
SSB	-State Street Bank & Trust Co.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement International Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio
Common & Preferred Stocks and Corporate & Quasi Government Bonds
Aerospace & Defense	—%	4.5%	0.5%
Air Freight & Logistics	—	—	0.1
Automobile Components	2.3	1.6	0.1
Automobiles	2.4	1.5	2.4
Banks	20.2	9.0	5.9
Beverages	—	5.8	2.1
Biotechnology	—	—	1.2
Broadline Retail	—	1.3	1.1
Building Products	—	1.4	0.8
Capital Markets	—	3.8	2.3
Chemicals	2.5	4.8	0.2
Commercial Services & Suppliers	—	—	1.3
Communications Equipment	—	—	0.7
Construction & Engineering	—	—	0.2
Construction Materials	1.2	—	0.1
Consumer Finance	—	—	0.4
Consumer Staples Distribution & Retail	—	2.0	1.5
Containers & Packaging	—	—	0.5
Diversified Consumer Services	—	—	0.3
Diversified REITs	—	—	0.3
Diversified Telecommunication Services	3.7	1.4	2.2
Electric Utilities	—	1.5	0.8
Electrical Equipment	—	1.4	1.3
Electronic Equipment, Instruments & Components	1.9	—	1.0
Entertainment	—	1.7	0.9
Financial Services	—	—	1.8
Food Products	2.1	—	0.9
Gas Utilities	0.8	0.8	0.5
Ground Transportation	—	—	0.2
Health Care Equipment & Supplies	—	1.4	0.8
Health Care Providers & Services	2.6	—	2.2
Hotel & Resort REITs	—	—	0.1
Hotels, Restaurants & Leisure	0.7	1.5	1.7
Household Durables	3.7	—	0.6
Household Products	1.2	0.9	1.9
Independent Power & Renewable Electricity Producers	0.9	—	0.4
Industrial Conglomerates	0.9	1.1	0.3
Insurance	5.8	4.0	2.9
Interactive Media & Services	—	0.8	2.9
IT Services	1.9	1.3	1.2
Leisure Products	—	1.4	0.5
Life Sciences Tools & Services	—	2.3	1.3
Machinery	1.5	1.5	1.9
Marine Transportation	—	0.6	—
Media	—	0.7	0.4
Metals & Mining	4.2	1.2	0.4
Miscellaneous Manufactur	—	—	0.1
Multi-Utilities	—	2.9	0.5
Office REITs	—	—	0.2
Oil, Gas & Consumable Fuels	10.9	5.3	1.4

Passenger Airlines	—	1.9	0.2
Personal Care Products	2.7	2.2	1.0
Pharmaceuticals	0.8	4.3	4.9
Professional Services	—	6.6	1.8
Real Estate Management & Development	0.7	1.4	0.2
Residential REITs	—	—	0.1
Retail REITs	—	—	0.4
Semiconductors & Semiconductor Equipment	12.3	4.1	2.9
Software	—	1.4	5.4
Specialized REITs	—	—	0.2
Specialty Retail	1.0	1.3	1.3
Technology Hardware, Storage & Peripherals	3.7	—	2.7
Textiles, Apparel & Luxury Goods	—	2.7	0.8
Tobacco	0.8	—	0.2
Trading Companies & Distributors	—	—	0.4
Transportation Infrastructure	1.5	—	—
Wireless Telecommunication Services	2.1	—	0.3
Subtotal	97	95.3	76.1
Exchange-Traded Funds	—	—	1.1
Foreign Government Obligations	—	—	17.1
Supranationals	—	—	2.9
U.S. Municipal Bonds	—	—	0.5
U.S. Treasury Securities	—	—	1.5
Short-Term Investments	2.9	4.6	0.7
Total Investments	99.9%	99.9%	99.9%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Retirement Series, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: November 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: November 24, 2023

By:	/s/ Christina Kennedy
Christina Kennedy
Chief Financial Officer

Date: November 24, 2023